OTHER INCOME (June 2016 Note)	12 Months Ended
Jun. 30, 2016
Other Income and Expenses [Abstract]
OTHER INCOME

Other income in the amount of $22,050 and $35,172 for fiscal years 2016 and 2015, respectively, represents non-cash gains on the settlement of liabilities for services rendered to the Company, by issuing 105,000 shares in February 2016 and 82,222 shares of common stock in January 2015 and 45,000 shares in May 2015. The non-cash gain is the difference between the recorded amount of the liabilities and the value of the stock when issued.